Note 12 - Share Capital - Reconciliation of Share capital (Details) - CAD ($)			12 Months Ended
	Jan. 24, 2017	May 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Number of common shares issued (in shares)	4,951,584	4,285,714
Issue of equity	$ 18,172,000	$ 6,000,000
Number of flow-through shares issued	4,590,818	4,732,700
Issue of equity for flow-through shares	$ 23,000,000	$ 8,945,000	$ 23,000,000
Cash share issue costs	$ (2,261,000)	$ (1,294,000)
Number of shares issued through bought deal financing	9,542,402	9,018,414
Proceeds net of share issue costs	$ 38,911,000	$ 13,651,000
Flow-through share premium liability	(6,151,000)	(2,319,000)	(185,000)
Impact on capital from total number of shares issued through bought deal financing	$ 32,760,000	10,905,000	$ 32,760,000	$ 11,332,000
Fair value of warrants issued		$ (427,000)